Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of currency exchange rates
	December 31, 2022	December 31, 2021	December 31, 2020
Year-end spot rate	US$1= RMB 6.9646	US$1= RMB 6.3757	US$1= RMB 6.5249
Average rate	US$1= RMB 6.7261	US$1= RMB 6.4515	US$1= RMB 6.8976

Schedule of property and equipment are stated at cost less accumulated depreciation
Building	30 years
Machines	10 years
Electronic equipment	3 years
Furniture, fixtures and equipment	3 years
Vehicle	3 years
Leasehold improvements	The shorter of useful life and lease term